Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017
Supplement [Text Block]	institutional_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 854 112017

[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Total Stock Market Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Total Stock Market Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 871 112017

Vanguard Institutional Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	institutional_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 854 112017

Vanguard Institutional Total Stock Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	institutional_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Total Stock Market Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Adoption of the Funds’ Service Agreement

On November 15, 2017, shareholders of Vanguard Institutional Total Stock Market Index Fund voted to approve a new investment advisory and distribution arrangement by adopting the Vanguard Funds’ Fifth Amended and Restated Funds’ Service Agreement.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is restated as follows:

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.035%	0.02%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	0.035%	0.02%

1 The expense information shown in the table has been restated to reflect current expenses.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$4	$11	$20	$45
Institutional Plus Shares	$2	$6	$11	$26

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 871 112017